Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Annual Return [Percent]	18.68%	18.55%	25.49%	(33.69%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	11.00%	11.91%	17.38%	(11.21%)
Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Annual Return [Percent]	13.87%	15.10%	22.29%	(20.13%)
Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Annual Return [Percent]	19.48%	17.20%	43.20%	(25.69%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	13.21%	11.58%	20.27%	(7.24%)
Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Annual Return [Percent]	17.35%	14.43%	23.37%	(14.59%)
Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Annual Return [Percent]	20.95%	16.46%	42.34%	(30.26%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	11.96%	11.76%	19.37%	(4.75%)
Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Annual Return [Percent]	15.25%	14.56%	25.85%	(15.59%)
Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Annual Return [Percent]	16.77%	14.78%	38.91%	(29.95%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.82%	8.86%	20.11%	(7.82%)
Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Annual Return [Percent]	13.76%	10.67%	25.79%	(17.82%)
Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	13.61%	31.45%	29.95%	(33.68%)
Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	14.10%	23.42%	22.81%	(16.54%)
Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	17.71%	31.33%	26.40%